Condensed Financial Information of the Parent Company - Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash	$ 14,990	¥ 97,807		¥ 126,779
Restricted cash	912	5,948		0
Short-term investments	30,893	201,578		56,275
Total current assets	112,642	734,983		521,470
Non-current assets:
Amounts due from SBCVC	451	2,940		18,392
Total non-current assets	60,624	395,574		222,426
Total assets	173,266	1,130,557		743,896
Non-current liabilities:
Total liabilities	80,878	527,726		489,344
Mezzanine equity:
Total mezzanine equity	0	0		1,031,001
Shareholders' deficit:
Ordinary shares	6	36		17
Additional paid-in capital	272,785	1,779,923		434,151
Accumulated deficit	(185,261)	(1,208,827)		(1,212,257)
Accumulated other comprehensive loss	(2,275)	(14,843)		(1,231)
Total shareholders' (deficit)/equity	92,388	602,831		(776,449)	¥ (826,568)	¥ (906,826)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	173,266	1,130,557		743,896
Parent company [member]
Current assets:
Cash	658	4,294	$ 15	101	¥ 0
Restricted cash	850	5,546
Short-term investments	25,346	165,381
Amounts due from subsidiaries	11,955	78,007
Total current assets	38,809	253,228		101
Non-current assets:
Amounts due from SBCVC				18,392
Investments in subsidiaries, VIE and VIE's subsidiaries	46,446	303,061		253,189
Total non-current assets	46,446	303,061		271,581
Total assets	85,255	556,289		271,682
Non-current liabilities:
Amounts due to subsidiaries				20,001
Total liabilities				20,001
Mezzanine equity:
Total mezzanine equity				1,031,001
Shareholders' deficit:
Ordinary shares	6	36		17
Additional paid-in capital	272,785	1,779,923		434,151
Accumulated deficit	(185,261)	(1,208,827)		(1,212,257)
Accumulated other comprehensive loss	(2,275)	(14,843)		(1,231)
Total shareholders' (deficit)/equity	85,255	556,289		(779,320)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	$ 85,255	¥ 556,289		271,682
Parent company [member] | Series A redeemable convertible preferred shares [member]
Mezzanine equity:
Convertible Redeemable Preferred Shares				46,130
Parent company [member] | Series B redeemable convertible preferred shares [member]
Mezzanine equity:
Convertible Redeemable Preferred Shares				332,251
Parent company [member] | Series C-1 redeemable convertible preferred shares [member]
Mezzanine equity:
Convertible Redeemable Preferred Shares				193,609
Parent company [member] | Series C-2 redeemable convertible preferred shares [member]
Mezzanine equity:
Convertible Redeemable Preferred Shares				96,569
Parent company [member] | Series D redeemable convertible preferred shares [member]
Mezzanine equity:
Convertible Redeemable Preferred Shares				¥ 362,442